SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

15. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash working capital items

For the year ended December 31,	2025	2024
	$	$
Change in other assets	(60,587)	(33,351)
Change in accrued interest	809,447	(1,205,770)
Change in accounts payable and accrued liabilities related to operations	(921,562)	860,816

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(172,702)	(378,305)